Business Combination and Goodwill	12 Months Ended
Dec. 31, 2024
Business Combination and Goodwill [Abstract]
BUSINESS COMBINATION AND GOODWILL

23 BUSINESS COMBINATION AND GOODWILL

On 3 June 2022, the Group acquired 100% of the shares of Spotlight Recreational Services LLC (“Spotlight”), a Company incorporated under the laws of the United Arab Emirates, pursuant to the signed sale and purchase agreement. Spotlight is engaged in operating live events. This acquisition has been accounted for in accordance with IFRS 3 Business Combinations.

●	USD 350,000 paid in cash at closing of acquisition which has been fully paid is at December 31, 2023

●	USD 250,000, to be paid in shares

At December 31,2024, the share payment mentioned above was still due for issuance.

During 2024, the acquired business contributed a net loss of USD 448,779 and revenue of USD 674,855, while it has contributed a net loss of USD 93,000 and revenue of USD 5,378,414 during 2023.

In conjunction with the resignation of the General Manager of Spotlight, management has performed an impairment test on the goodwill associated with the business. Following this assessment, management has determined that the goodwill is impaired and has therefore written off the entire goodwill balance of USD 600,000.